Debt - Summary of Outstanding Long-Term Debt (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2016	Aug. 11, 2016	May 23, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt instrument principal amount		$ 9,361,000,000			$ 9,343,000,000
Liabilities arising from capital lease transactions		15,000,000			31,000,000
Unamortized discounts, premiums and debt issuance costs		(61,000,000)			(82,000,000)
Fair value of embedded cash conversion option		(128,000,000)			(167,000,000)
Purchase accounting fair value adjustment Freescale Senior Secured Notes		0			81,000,000
Total debt, including unamortized discounts, premiums, debt issuance costs and fair value adjustments		9,187,000,000			9,206,000,000
Long-term debt
Total debt, including unamortized discounts, premiums, debt issuance costs and fair value adjustments		9,187,000,000			9,206,000,000
Current portion of long-term debt	[1]	(421,000,000)			(550,000,000)
Long-term debt		$ 8,766,000,000			8,656,000,000
Floating-Rate Term Loan Maturing in March 2017 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2017-03
Debt instrument principal amount		$ 388,000,000			$ 392,000,000
Debt instrument interest rate effective percentage		2.77%			2.75%
Floating-Rate Term Loan Maturing in January 2020 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2020-01
Debt instrument principal amount		$ 387,000,000			$ 391,000,000
Debt instrument interest rate effective percentage		3.27%			3.25%
Floating-Rate Term Loan Maturing in December 2020 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2020-12
Debt instrument principal amount		$ 1,436,000,000			$ 2,700,000,000
Debt instrument interest rate effective percentage		3.27%			3.75%
Fixed-Rate 3.5% Senior Unsecured Notes Maturing in September 2016 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2016-09
Debt instrument principal amount		$ 0			$ 500,000,000
Debt instrument interest rate effective percentage		0.00%			3.50%
Fixed-Rate 3.75% Senior Unsecured Notes Maturing in June 2018 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2018-06
Debt instrument principal amount		$ 750,000,000			$ 750,000,000
Debt instrument interest rate effective percentage		3.75%			3.75%
Fixed-Rate 4.125% Senior Unsecured Notes Maturing in June 2020 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2020-06
Debt instrument principal amount		$ 600,000,000			$ 600,000,000
Debt instrument interest rate effective percentage		4.125%			4.125%
Fixed-Rate 4.125% Senior Unsecured Notes Maturing in June 2021 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2021-06
Debt instrument principal amount		$ 1,350,000,000		$ 850,000,000	$ 0
Debt instrument interest rate effective percentage		4.125%			0.00%
Fixed-Rate 5.75% Senior Unsecured Notes Maturing in February 2021 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2021-02
Debt instrument principal amount		$ 500,000,000			$ 500,000,000
Debt instrument interest rate effective percentage		5.75%			5.75%
Fixed-Rate 5% Senior Secured Notes Maturing in May 2021 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2021-05
Debt instrument principal amount		$ 0			$ 500,000,000
Debt instrument interest rate effective percentage		0.00%			5.00%
Fixed-Rate 3.875% Senior Unsecured Notes Maturing in September 2022 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2022-09
Debt instrument principal amount		$ 1,000,000,000	$ 1,000,000,000		$ 0
Debt instrument interest rate effective percentage		3.875%			0.00%
Fixed-Rate 6% Senior Secured Notes Maturing in January 2022 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2022-01
Debt instrument principal amount		$ 0			$ 960,000,000
Debt instrument interest rate effective percentage		0.00%			6.00%
Fixed-Rate 4.625% Senior Unsecured Notes Maturing in June 2022 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2022-06
Debt instrument principal amount		$ 400,000,000			$ 400,000,000
Debt instrument interest rate effective percentage		4.625%			4.625%
Fixed-Rate 5.75% Senior Unsecured Notes Maturing in March 2023 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2023-03
Debt instrument principal amount		$ 500,000,000			$ 500,000,000
Debt instrument interest rate effective percentage		5.75%			5.75%
Fixed-Rate 4.625% Senior Unsecured Notes Maturing in June 2023 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2023-06
Debt instrument principal amount		$ 900,000,000		$ 900,000,000	$ 0
Debt instrument interest rate effective percentage		4.625%			0.00%
Fixed-Rate 1% Cash Convertible Notes Maturing in December 2019 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2019-12
Debt instrument principal amount		$ 1,150,000,000			$ 1,150,000,000
Debt instrument interest rate effective percentage		1.00%			1.00%
Floating-Rate Revolving Credit Facility Maturing in December 2020 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2020-12
Debt instrument principal amount		$ 0			$ 0
Debt instrument interest rate effective percentage		0.00%			0.00%

[1]	Net of adjustment for debt issuance costs.